Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 1,886,775	$ 1,593,464
Less: accumulated depreciation and amortization	(1,483,445)	(1,470,497)
Property and equipment, net	403,330	122,967
Office furniture [Member]
Property, Equipment and Software [Line Items]
Property and equipment, gross	51,277	2,576
Computer equipment [Member]
Property, Equipment and Software [Line Items]
Property and equipment, gross	6,371	6,545
Transportation equipment [Member]
Property, Equipment and Software [Line Items]
Property and equipment, gross	202,893	67,580
Buildings and improvements [Member]
Property, Equipment and Software [Line Items]
Property and equipment, gross	586,373	448,607
Software [Member]
Property, Equipment and Software [Line Items]
Property and equipment, gross	$ 1,039,861	$ 1,068,156